CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

3. CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

3.1 Accounting standards issued but not yet effective

Up to the date of issue of these financial statements, the IASB has issued a number of amendments, new standards and interpretations which are not yet effective for the year ended December 31, 2023 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group:

Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (2)

Amendments to IAS 1	Classification of Liabilities as Current or Non- current and Non-current Liabilities with Covenants (1)

Amendments to IFRS 16	Lease Liability in a Sale and Leaseback (1)

1. Effective for annual periods beginning on or after January 1, 2024

2. The effective date of the amendments has yet to be set by the IASB; however, earlier application of the amendments is permitted

The management of the Company anticipate that the application of all the new and amendments to IFRSs will have no material impact on the consolidated financial statements in the foreseeable future.